ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Mar. 31, 2023
ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NOTE A - ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

BF Garden Tax Credit Fund IV L.P. (formerly known as Boston Capital Tax Credit Fund IV L.P.) (the “Fund”) was organized under the laws of the State of Delaware as of October 5, 1993, for the purpose of acquiring, holding, and disposing of limited partnership interests in operating partnerships which will acquire, develop, rehabilitate, operate and own newly constructed, existing or rehabilitated low-income apartment complexes (“Operating Partnerships”). Effective as of December 15, 2020, Corporate Investment Holdings, Inc., a Massachusetts corporation owned by BF Garden Companion Limited Partnership, a Massachusetts limited partnership formerly known as Boston Capital Companion Limited Partnership (“Companion”), replaced BCA Associates Limited Partnership as the general partner of the Fund’s general partner, BF Garden Associates IV L.P., a Delaware limited partnership formerly known as Boston Capital Associates IV L.P. Additionally, Companion replaced Capital Investment Holdings IV Limited Partnership as the sole limited partner of the Fund’s general partner. Also effective as of December 15, 2020, BFBC Holdings GP, LLC, a Delaware limited liability company and an affiliate of Boston Financial Investment Management, LP, a Delaware limited partnership (“BFIM”), replaced Boston Capital Partners II Corporation as the general partner of Companion; and BFIM replaced Boston Capital Companion Holdings Limited Partnership as the sole limited partner of Companion. The assignor limited partner of the Fund continues to be BCTC IV Assignor Corp., a Delaware corporation which is now wholly owned by Companion.

The assignor limited partner was formed for the purpose of serving in that capacity for the Fund and does not engage in any other business. Units of beneficial interest in the limited partnership interest of the assignor limited partner have been assigned by the assignor limited partner by means of beneficial assignee certificates (“BACs”) to investors and investors are entitled to all the rights and economic benefits of a limited partner of the Fund, including rights to a percentage of the income, gains, losses, deductions, credits and distributions of the Fund.

In accordance with the limited partnership agreement, profits, losses, and cash flow (subject to certain priority allocations and distributions) and tax credits are allocated 99% to the assignees and 1% to the general partner.

Pursuant to the Securities Act of 1933, the fund filed a Form S-11 Registration Statement with the Securities and Exchange Commission, effective December 16, 1993, which covered the offering (the Public Offering) of the beneficial assignee certificates (BACs) representing assignments of units of the beneficial interest of the limited partnership interest of the assignor limited partner. The fund has registered 101,500,000 BACs at $10 per BAC for sale to the public in one or more series. BACs sold in bulk are offered to investors at a reduced cost per BAC.

NOTE A - ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

The BACs issued and outstanding in each series as of March 31, 2023 and 2022 are as follows:

	Issued		Outstanding
	2023	2022	2023	2022
Series 20	3,866,700	3,866,700	3,828,200	3,828,200
Series 21	1,892,700	1,892,700	1,879,500	1,879,500
Series 22	2,564,400	2,564,400	2,550,145	2,550,145
Series 23	3,336,727	3,336,727	3,303,327	3,303,327
Series 24	2,169,878	2,169,878	2,150,053	2,150,053
Series 25	3,026,109	3,026,109	3,016,809	3,016,809
Series 26	3,995,900	3,995,900	3,926,374	3,926,374
Series 27	2,460,700	2,460,700	2,431,350	2,431,350
Series 28	4,000,738	4,000,738	3,979,139	3,979,139
Series 29	3,991,800	3,991,800	3,911,725	3,911,725
Series 30	2,651,000	2,651,000	2,621,200	2,621,200
Series 31	4,417,857	4,417,857	4,375,757	4,375,757
Series 32	4,754,198	4,754,198	4,706,298	4,706,298
Series 33	2,636,533	2,636,533	2,605,833	2,605,833
Series 34	3,529,319	3,529,319	3,474,319	3,474,319
Series 35	3,300,463	3,300,463	3,277,913	3,277,913
Series 36	2,106,838	2,106,838	2,083,704	2,083,704
Series 37	2,512,500	2,512,500	2,489,100	2,489,100
Series 38	2,543,100	2,543,100	2,536,200	2,536,200
Series 39	2,292,151	2,292,151	2,288,351	2,288,351
Series 40	2,630,256	2,630,256	2,611,356	2,611,356
Series 41	2,891,626	2,891,626	2,865,176	2,865,176
Series 42	2,744,262	2,744,262	2,706,362	2,706,362
Series 43	3,637,987	3,637,987	3,617,987	3,617,987
Series 44	2,701,973	2,701,973	2,682,873	2,682,873
Series 45	4,014,367	4,014,367	3,989,967	3,989,967
Series 46	2,980,998	2,980,998	2,965,635	2,965,635
	83,651,080	83,651,080	82,874,653	82,874,653

Investments in Operating Limited Partnerships

The Fund accounts for its investments in operating limited partnerships using the equity method, whereby the Fund adjusts its investment cost for its share of each operating limited partnership’s results of operations and for any distributions received or accrued. However, the Fund recognizes the individual operating limited partnership’s losses only to the extent that the Fund’s share of losses from the operating limited partnerships does not exceed the carrying amount of its investment and its advances to operating limited partnerships. Unrecognized losses are suspended and offset against future individual operating limited partnership income.

NOTE A - ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

Investments in Operating Limited Partnerships (Continued)

The Fund reviews its investment in operating limited partnerships for impairment whenever events or changes in circumstances indicate that the carrying amount of such investments may not be recoverable. Recoverability is measured by a comparison of the carrying amount of the investment to the sum of the total amount of the remaining tax credits and the estimated residual value of the investment. The Fund also evaluates its intangibles for impairment in connection with its investments in operating limited partnerships.

Capital contributions to operating limited partnerships are adjusted by tax credit adjusters. Tax credit adjusters are defined as adjustments to operating limited partnership capital contributions due to reductions in actual tax credits from those originally projected. The Fund records tax credit adjusters as a reduction in investments in operating limited partnerships and capital contributions payable.

The operating limited partnerships maintain their financial statements based on a calendar year and the fund utilizes a March 31 year end. The Fund records losses and income from the operating limited partnerships on a calendar year basis which is not materially different from losses and income generated if the operating limited partnerships utilized a March 31 year end.

The Fund records capital contributions payable to the operating limited partnerships once there is a binding obligation to fund a specified amount. The operating limited partnerships record capital contributions from the fund when received.

Prior to January 1, 1999, the Fund recorded acquisition costs as an increase in its investments in operating limited partnerships. These costs were amortized by the operating limited partnerships over 27.5 years on the straight-line method. Certain operating limited partnerships have not recorded the acquisition costs as a capital contribution from the fund. These differences are shown as reconciling items in note C. As of January 1, 1999, the Fund records acquisition costs incurred after January 1, 1999 as deferred acquisition costs. These costs are amortized on the straight-line method.

In accordance with the accounting guidance for the consolidation of variable interest entities, the Fund determines when it should include the assets, liabilities, and activities of a variable interest entity (VIE) in its financial statements, and when it should disclose information about its relationship with a VIE. A VIE is a legal structure used to conduct activities or hold assets, which must be consolidated by a company if it is the primary beneficiary because it has (1) the power to direct the activities of the VIE that most significantly impact the VIE’s economic performance and (2) the obligation to absorb losses or receive benefits that could potentially be significant to the VIE. If multiple unrelated parties share such power, as defined, no party is required to consolidate the VIE.

The Fund determines whether an entity is a VIE and whether it is the primary beneficiary at the date of initial involvement with the entity. The Fund reassesses whether it is the primary beneficiary of a VIE on an ongoing basis based on changes in facts and circumstances. In determining whether it is the primary beneficiary, the Partnership considers the purpose and activities of the VIE, including the variability and related risks the VIE incurs and transfers to other entities and their related parties. These factors are considered in determining whether the Fund has the power to direct activities of the VIE that most significantly impact the VIE’s economic performance and whether the Fund also has the obligation to absorb losses of or receive benefits from the VIE that could be potentially significant to the VIE. If the Fund determines that it is the primary beneficiary of the VIE, the VIE is consolidated within the Partnership’s financial statements.

NOTE A - ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

Investments in Operating Limited Partnerships (Continued)

Based on this guidance, the operating limited partnerships in which the Fund invests meet the definition of a VIE. However, management does not consolidate the Fund’s interests in these VIEs under this guidance, as it is not considered to be the primary beneficiary. The Fund currently records the amount of its investment in these operating limited partnerships as an asset on its balance sheets, recognizes its share of the operating limited partnership income or losses in the statements of operations, and discloses how it accounts for material types of these investments in its financial statements. The Fund’s balance in investment in operating limited partnerships, advances to operating limited partnerships, plus the risk of recapture of tax credits previously recognized on these investments, represents its maximum exposure to loss. The Fund’s exposure to loss on these operating limited partnerships is mitigated by the condition and financial performance of the underlying properties as well as the strength of the operating limited partnerships’ general partners and their guarantee against credit recapture.

Income Taxes

The Fund has elected to be treated as a pass-through entity for income tax purposes and, as such, is not subject to income taxes. Rather, all items of taxable income, deductions and tax credits are passed through to and are reported by its owners on their respective income tax returns. The funds’s federal tax status as a pass-through entity is based on its legal status as a partnership. Accordingly, the Fund is not required to take any tax positions in order to qualify as a pass-through entity. The Fund is required to file and does file tax returns with the Internal Revenue Service and other taxing authorities. Accordingly, these financial statements do not reflect a provision for income taxes and the Fund has no other tax positions which must be considered for disclosure. Income tax returns filed by the Fund are subject to examination by the Internal Revenue Service for a period of three years. While no income tax returns are currently being examined by the Internal Revenue Service, tax years since 2019 remain open.

Cash and Cash Equivalents

Cash equivalents include money market accounts having original maturities at date of acquisition of three months or less. The carrying value approximates fair value because of the short maturity of these instruments.

Fiscal Year

For financial reporting purposes, the fund uses a March 31 year end, whereas for income tax reporting purposes, the fund uses a calendar year. The operating limited partnerships use a calendar year for both financial and income tax reporting.

NOTE A - ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

Net Income (Loss) per Beneficial Assignee Certificate

Net income (loss) per beneficial assignee certificate unit is calculated based upon the weighted average number of units outstanding during the year or period. The weighted average number of units in each series at March 31, 2023 and 2022 are as follows:

	2023	2022
Series 20	3,828,200	3,828,200
Series 21	1,879,500	1,879,500
Series 22	2,550,145	2,550,145
Series 23	3,303,327	3,303,327
Series 24	2,150,053	2,150,053
Series 25	3,016,809	3,016,809
Series 26	3,926,374	3,926,374
Series 27	2,431,350	2,431,350
Series 28	3,979,139	3,979,139
Series 29	3,911,725	3,911,725
Series 30	2,621,200	2,621,200
Series 31	4,375,757	4,375,757
Series 32	4,706,298	4,706,298
Series 33	2,605,833	2,605,833
Series 34	3,474,319	3,474,319
Series 35	3,277,913	3,277,913
Series 36	2,083,704	2,083,704
Series 37	2,489,100	2,489,100
Series 38	2,536,200	2,536,200
Series 39	2,288,351	2,288,351
Series 40	2,611,356	2,611,356
Series 41	2,865,176	2,865,176
Series 42	2,706,362	2,706,362
Series 43	3,617,987	3,617,987
Series 44	2,682,873	2,682,873
Series 45	3,989,967	3,989,967
Series 46	2,965,635	2,965,635
	82,874,653	82,874,653

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.